Stockholders' Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands						11 Months Ended		12 Months Ended
		Feb. 08, 2021	Nov. 12, 2020	Oct. 07, 2020	Jul. 27, 2020	Dec. 31, 2020		Dec. 31, 2021	Nov. 23, 2021	Nov. 17, 2021	Jul. 16, 2021
Class of Warrant or Right [Line Items]
Class of warrant or right, outstanding								19,300,742
Class of warrant or right, exercise price of warrants or rights								$ 0.01
Minimum notice period								30 days
Number of trading days determining share price								20 days
Number of days determining share price								30 days
Warrant price								$ 0.10
Gain loss on derivative instruments, net, pretax								$ 4,200
Stock Repurchase Program, Authorized Amount										$ 5,000
Common stock, par value (in Dollars per share)						$ 0.0001		$ 0.0001
Stock Repurchased During Period, Value								$ 540
Common stock, shares authorized						400,000,000		400,000,000
Common stock, shares issued						166,125,000		247,758,412
Common stock, shares outstanding						166,125,000		247,758,412
Stock issued during period new shares issued value	[1]					$ 18,476
Common stock shares converted								5,022,052
Common stock shares issued for vehicle deliveries								31,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares								8,300
Provision of Warrants Recorded Against Revenue								$ 200
Business Combination [Member] | Decarbonization Plus Acquisition Corporation [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, outstanding								293,087
Class of warrant or right, exercise price of warrants or rights								$ 2.20
Stock issued during the period shares		326,048
Sale of stock price per share		$ 2.20
Common stock shares converted		184,000
Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Stock issued during the period shares			17,720,000
Stock issuance costs				$ 1,000
Option Agreement [Member]
Class of Warrant or Right [Line Items]
Stock issued during the period shares					3,900,000
Stock issued during period new shares issued value					$ 3,000
Sale of stock price per share					$ 1.54
Round A Transaction [Member] | Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Stock issued during period new shares issued value				$ 20,000
Maximum [Member] | Round A Transaction [Member] | Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Stock issued during the period shares				17,720,000
Private Placements Warrants [Member]
Class of Warrant or Right [Line Items]
Derivative liabilities											$ 19,400
Share Price Equals Or Exceeds Ten USD [Member]
Class of Warrant or Right [Line Items]
Share price								10.00
Share Price Less Than Eighteen USD [Member]
Class of Warrant or Right [Line Items]
Share price								$ 18.00
Refered To As Thity Day Redemption Period [Member]
Class of Warrant or Right [Line Items]
Minimum notice period								30 days
Common Stock [Member]
Class of Warrant or Right [Line Items]
Class of warrants or rights, Number of securities called by each warrant or right								1
Investment company, redemption fee, per share								$ 18.00
Common Stock [Member] | Common Class A [Member]
Class of Warrant or Right [Line Items]
Stock issued during the period shares						17,277,000	[1]	7,234,006
Stock issued during period new shares issued value						$ 2	[1]	$ 1
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares								428,107
Warrant [Member]
Class of Warrant or Right [Line Items]
Warrant, exercise price, increase								$ 11.50
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, outstanding								11,286,242
Stock Repurchased During Period, Value								$ 500
Stock Repurchased During Period, Shares								256,977
Private Placement [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, outstanding								8,014,500
Hongyun Warrants [Member]
Class of Warrant or Right [Line Items]
Class of warrants or rights, Number of securities called by each warrant or right									2,000,000
Class of warrant or right, exercise price of warrants or rights									$ 7.75
Hongyun Warrants [Member] | Common Class A [Member]
Class of Warrant or Right [Line Items]
Common stock, par value (in Dollars per share)									$ 0.0001

[1]	Issuance of common stock, net of issuance costs of $1,024 and conversion of convertible notes have been retroactively restated to give effect to the recapitalization transaction.